Other assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other assets
Maturity description	the end of the reporting period.	one year from the end of the reporting period
Equity Investees [Member]
Other assets
Fixed interest rate of loans receivable	6.00%